Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current provision:
Federal
State					16
Foreign					(21)	(42)
Total current provision					(4)	42
Deferred:
Federal
State
Foreign					1	11
Total deferred provision					1	11
Total provision for income taxes			$ (4)		$ (3)	$ (31)